EQUITY (Schedule of Options Outstanding by Exercise Price Range) (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	19,358,913	11,459,697	10,651,097
Weighted average remaining contractual (in Yrs.)	8 years 7 months 6 days	7 years 6 months	7 years 8 months 12 days
Up to 2.00 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	11,676,900	1,416,176	1,472,702
Weighted average remaining contractual (in Yrs.)	9 years 10 months 25 days	8 years 9 months 18 days	3 years 6 months
2.01-5.00 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	6,341,033	8,215,166	7,169,770
Weighted average remaining contractual (in Yrs.)	7 years 3 months 19 days	8 years 1 month 6 days	9 years 3 months 19 days
5.01-10.00 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	822,300	1,089,875	1,213,225
Weighted average remaining contractual (in Yrs.)	3 years 10 months 25 days	4 years 3 months 19 days	5 years 10 months 25 days
10.01-20.00 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	518,680	738,480	795,400
Weighted average remaining contractual (in Yrs.)	3 years 2 months 12 days	3 years 3 months 19 days	4 years 8 months 12 days